SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost	$ 94,323	$ 107,149
Accumulated depreciation	(66,716)	(53,700)
Property and equipment, net	27,607	53,449
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	84,806	92,873
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	9,517	9,517
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 4,759